Related Party Transactions - Additional information (Details) - Star Peak Energy Transition Corp [Member] - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended		24 Months Ended
	Aug. 26, 2020	Aug. 20, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Nov. 08, 2020	Nov. 08, 2018
Related Party Transaction [Line Items]
Repayment of advances from related party						$ 113,000
Maximum amounts of transaction					$ 10,000	10,000			$ 300,000	$ 300,000
Repayment of promissory note - related party		$ 292,000	$ 292,000	$ 235,000		292,301	$ 117,699
Maximum loans convertible into warrants					$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)					$ 1.50	$ 1.50
Loans from working capital					$ 0	$ 0	$ 0	$ 0
General and administrative
Related Party Transaction [Line Items]
Repayment of promissory note - related party					30,000	50,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Proceeds from Related Party Advances								182,000
Repayment of promissory note - related party								$ 125,000
Private Placement
Related Party Transaction [Line Items]
Proceeds from Related Party Advances					$ 10,100,000	$ 10,100,000
Sponsor | Private Placement
Related Party Transaction [Line Items]
Proceeds from Related Party Advances	$ 700,000